SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 10)	Mar. 31, 2019 USD ($)
Accounting Policies [Abstract]
2019 (9 months)	$ 492,937
2020	645,248
2021	173,545
2022	116,392
2023	67,895
Total future minimum lease payments	1,496,017
Lease imputed interest	239,691
Total	$ 1,256,326